September 24, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Life Investors Variable Life Account A
File No. 811-09747, CIK 0001097237
Rule 30b2-1 Filing

Dear Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Life Investors Variable Life Account A of Life Investors Insurance Company of America, a unit investment trust registered under the Act (“separate account”), recently mailed to its policyowners the semi-annual report(s) dated June 30, 2007 for the following underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 the following semi-annual reports were filed on Form N-CSRS with the Commission via EDGAR on the dates indicated:

Entity: AIM Variable Insurance Funds:	File No. 811-07452	Date of Filing: August 23, 2007
Accession No. 0000950129-07-004209	CIK 0000896435

Entity: Fidelity Variable Insurance Products Funds:

File No. 811-05511	Date of Filing: August 29, 2007
Accession No. 0000831016-07-000014	CIK 0000831016
File No. 811-03329	Date of Filing: August 29, 2007
Accession No. 0000356494-07-000017	CIK 0000356494
File No. 811-07205	Date of Filing: August 27, 2007
Accession No. 0000356494-07-000015	CIK 0000927384
File No. 811-07205	Date of Filing: August 29, 2007
Accession No. 0000927384-07-000016	CIK 0000927384

Entity: Janus Aspen Series:	File No. 811-07736	Date of Filing: August 23, 2007
Accession No. 0001104659-07-064477	CIK 0000906185

Entity: MFS Variable Insurance Trust:	File No. 811-08326	Date of Filing: August 23, 2007
Accession No. 0000950156-07-000533	CIK 0000918571

Entity: Oppenheimer Variable Account:	File No. 811-04108	Date of Filing: August 28, 2007
Funds	Accession No. 0000935069-07-001942	CIK 0000752737

To the extent necessary, these filings are incorporated herein by reference.

Securities and Exchange Commission

Page Two

September 24, 2007

If you have any questions regarding this filing, please contact me at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Sincerely,

/s/ Arthur D. Woods

Arthur D. Woods

Vice President & Counsel

cc:	Gayle Morden
Priscilla Hechler